1. NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash (paid in December 2016)	$ 267,322	$ 374,490	$ 126,615	$ 386,316	$ 141,928
Acquisition [Member]
Cash (paid in December 2016)	60,000
2,926,830 shares of the Company's common stock	2,883,220
Liabilities assumed	40,140
Total purchase price	$ 2,983,360